Interest in joint venture - Schedule of movement in interest in joint venture (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of joint ventures [line items]
Beginning balance	$ 41,236
Ending balance	38,734
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Beginning balance	41,236	$ 47,908
Share of results in joint venture	(2,502)	(527)
Ending balance	$ 38,734	$ 47,381